Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before income taxes	₩ 4,466,610	₩ 3,797,608	₩ 3,170,472
Non-cash items included in profit before tax	(5,531,693)	(3,996,302)	(3,521,190)
Changes in operating assets and liabilities	12,618,248	6,097,440	2,629,568
Net interest paid	5,058,596	3,710,093	4,080,122
Dividend received from subsidiaries	63,826	265,887	309,876
Income tax refunds	850,696	664,286	561,604
Net cash provided by (used in) operating activities	(6,320,196)	1,021,334	3,797,177
Cash flows from investing activities
Other, net	(311,744)	(10,435)	48,156
Net cash provided by (used in) investing activities	(5,512,585)	(10,703,638)	(7,593,874)
Cash flows from financing activities
Issuance of hybrid bonds	1,107,838	224,466	0
Redemption of hybrid bonds	0	(300,000)	(240,000)
Redemption of preferred stock	0	0	(1,125,906)
Net changes in borrowings	1,772,203	3,047,844	3,389,832
Issuance of debt securities issued	26,487,712	20,006,957	15,916,866
Repayments of debt securities issued	(14,689,246)	(12,222,815)	(11,988,965)
Dividends paid	(714,705)	(706,565)	(669,103)
Acquisition of treasury stock	(151,993)	0
Net cash provided by (used in) financing activities	13,806,527	10,332,453	4,844,620
Net increase (decrease) in cash and cash equivalents	1,943,106	604,114	1,025,285
Cash and cash equivalents at beginning of year (Note 54)	6,236,650	5,632,536	4,607,251
Cash and cash equivalents at end of year (Note 54)	8,179,756	6,236,650	5,632,536
Parent Company only
Cash flows from operating activities
Profit before income taxes	1,236,354	755,341	1,470,666
Non-cash items included in profit before tax	(1,251,379)	(774,385)	(1,480,864)
Changes in operating assets and liabilities	(1,671,189)	(66,339)	320,716
Net interest paid	(153,926)	(149,642)	(158,620)
Dividend received from subsidiaries	1,407,674	930,112	1,646,139
Income tax refunds	0	100	0
Net cash provided by (used in) operating activities	(432,466)	695,187	1,798,037
Cash flows from investing activities
Loan collection (origination) to non-banking subsidiaries	(412,630)	(300,000)	300,000
Acquisition of subsidiary	(42,273)	(30,000)	(500,000)
Other, net	(231,281)	(715)	(1,308)
Net cash provided by (used in) investing activities	(686,184)	(330,715)	(201,308)
Cash flows from financing activities
Issuance of hybrid bonds	1,107,838	224,466	0
Redemption of hybrid bonds	0	(300,000)	(240,000)
Redemption of preferred stock	0	0	(1,125,906)
Net changes in borrowings	120,000	0	0
Issuance of debt securities issued	2,396,138	1,497,588	1,597,413
Repayments of debt securities issued	(1,590,000)	(1,080,000)	(1,660,000)
Dividends paid	(714,705)	(706,565)	(669,103)
Acquisition of treasury stock	(151,993)	0	0
Net cash provided by (used in) financing activities	1,167,278	(364,511)	(2,097,596)
Net increase (decrease) in cash and cash equivalents	48,628	(39)	(500,867)
Cash and cash equivalents at beginning of year (Note 54)	0	39	500,906
Cash and cash equivalents at end of year (Note 54)	₩ 48,628	₩ 0	₩ 39